Accounting for Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Accounting for Stock-Based Compensation [Abstract]
Schedule of Share-based Compensation Expense

	Year Ended December 31,
	2013	2012	2011
Effect on income from continuing operations before income taxes	$(38,403)	$(40,896)	$(42,542)
Effect on net income	$(24,040)	$(25,683)	$(27,014)
		(27014)

Schedule of Share-based Payment Awards, Stock Options, Valuation Assumptions

	Year Ended December 31,
	2013	2012	2011
Expected volatility	N/A	57.8%	33.8%
Expected dividends	N/A	-	-
Expected term	N/A	4.1 years	4 years
Risk-free interest rate	N/A	0.66%	1.63%

Schedule of Share-based Compensation, Stock Options, Activity

			Weighted-	Aggregate
			Average	Intrinsic
		Weighted-	Remaining	Value as of
		Average	Contractual	December 31,
	Shares	Exercise Price	Term	2013
Outstanding at December 31, 2010	7,834,332	$32.08
Granted	1,505,000	35.87
Exercised	(623,341)	30.34
Forfeited and cancelled	(326,849)	33.69
Outstanding at December 31, 2011	8,389,142	32.83
Granted	253,500	21.16
Exercised	(1,050,772)	19.85
Forfeited and cancelled	(487,757)	34.12
Outstanding at December 31, 2012	7,104,113	34.25
Granted	-	-
Exercised	(3,299,859)	33.53
Forfeited and cancelled	(66,709)	34.01
Outstanding at December 31, 2013	3,737,545	$34.88	4.1 years	$17,806
Exercisable at December 31, 2013	3,203,520	$35.49	3.5 years	$13,515

Schedule of Share-based Compensation, Restricted Stock, Activity

		Weighted-
		Average Grant
	Shares	Date Fair Value
Unvested at December 31, 2010	2,125,291	$27.92
Granted	1,109,949	37.57
Vested	(1,009,959)	27.40
Forfeited	(17,669)	35.68
Unvested at December 31, 2011	2,207,612	32.95
Granted	680,500	21.20
Vested	(1,118,213)	29.67
Forfeited	(25,335)	30.94
Unvested at December 31, 2012	1,744,564	30.50
Granted	836,088	41.55
Vested	(945,894)	32.22
Forfeited	(27,269)	37.09
Unvested at December 31, 2013	1,607,489	35.13

Schedule of Share-based Compensation, Restricted Stock Units Award, Activity

		Weighted-
		Average Grant
	Shares	Date Fair Value
Unvested at December 31, 2010	53,388	$26.11
Granted	22,128	37.96
Vested	(22,560)	24.68
Forfeited	-	-
Unvested at December 31, 2011	52,956	31.67
Granted	39,870	21.07
Vested	(29,940)	27.95
Forfeited	-	-
Unvested at December 31, 2012	62,886	26.72
Granted	21,576	41.71
Vested	(28,926)	29.04
Forfeited	-	-
Unvested at December 31, 2013	55,536	31.33

Schedule of Directors' Fees Deferral Plan, Activity

	Year Ended December 31,
	2013	2012	2011
Directors’ fees earned and deferred into plan	$130	$110	$220
Share equivalent units	2,990	4,056	9,974